Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following table details certain key financial information for the Company’s reportable segments for the three years ended December 31:

	2015	2014	2013
Total revenues
Mortgage Revenue Bond Investments	$38,772,872	$26,929,446	$26,826,785
MF Properties	22,388,234	14,250,572	11,358,719
Public Housing Capital Fund Trust	2,994,482	3,038,819	3,261,611
MBS Securities Investments	225,890	1,423,958	1,601,270
Other Investments	170,922	-	-
Consolidated VIEs	-	-	10,943,968
Consolidation/eliminations	-	-	(9,705,375)
Total revenues	$64,552,400	$45,642,795	$44,286,978

Interest expense
Mortgage Revenue Bond Investments	$10,787,252	$7,147,092	$3,082,739
MF Properties	2,659,350	2,319,928	2,152,010
Public Housing Capital Fund Trust	1,221,713	1,295,238	1,292,540
MBS Securities Investments	157,902	403,653	463,555
Other Investments	-	-	-
Consolidated VIEs	-	-	1,034,584
Consolidation/eliminations	-	-	(1,034,584)
Total interest expense	$14,826,217	$11,165,911	$6,990,844

Depreciation expense
Mortgage Revenue Bond Investments	$-	$-	$-
MF Properties	5,888,973	4,801,533	3,804,499
Public Housing Capital Fund Trust	-	-	-
MBS Securities Investments	-	-	-
Other Investments	-	-	-
Consolidated VIEs	-	-	458,101
Consolidation/eliminations	-	-	-
Total depreciation expense	$5,888,973	$4,801,533	$4,262,600

Income from continuing operations
Mortgage Revenue Bond Investments	$17,924,037	$13,181,961	$13,806,271
MF Properties	2,964,297	(938,151)	(1,837,076)
Public Housing Capital Fund Trust	1,758,022	1,714,968	1,940,459
MBS Securities Investments	67,547	1,017,637	1,055,736
Other Investments	170,922	-	-
Consolidated VIEs	-	-	8,337,601
Consolidation/eliminations	-	-	(8,657,200)
Income from continuing operations - America First Multifamily Investors, L. P.	$22,884,825	$14,976,415	$14,645,791

Net income (loss)
Mortgage Revenue Bond Investments	$17,924,037	$13,181,961	$13,806,271
MF Properties	2,967,098	(933,478)	1,343,405
Public Housing Capital Fund Trust	1,758,022	1,714,968	1,940,459
MBS Securities Investments	67,547	1,017,637	1,055,736
Other Investments	170,922	-	-
Consolidated VIEs	-	-	8,337,601
Consolidation/eliminations	-	-	(8,657,200)
Discontinued Operations	3,721,397	52,773	(111,353)
Net income - America First Multifamily Investors, L. P.	$26,609,023	$15,033,861	$17,714,919

The following table details total assets for the Company’s reportable segments for the three years ended December 31:

Total assets	2015	2014	2013
Mortgage Revenue Bond Investments	$841,499,941	$694,912,181	$440,228,401
MF Properties	127,683,544	101,020,541	83,223,294
Public Housing Capital Fund Trust Certificates	61,021,462	61,563,542	62,406,108
Mortgage-Backed Securities	15,035,061	15,101,309	38,422,573
Other Investments	7,726,970	-	-
Assets held for sale	14,020,559	13,204,015	14,019,837
Consolidation/eliminations	(199,877,054)	(145,977,602)	(106,419,611)
Total assets	$867,110,483	$739,823,986	$531,880,602